Property, plant and equipment	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [abstract]
Property, plant and equipment
14. Property, plant and equipment
The movements in 2023 and 2022 were as follows:

	Land	Freehold buildings	Leasehold buildings	Fixtures, fittings and equipment	Computer equipment	Total
	£m	£m	£m	£m	£m	£m
Cost
1 January 2022	43.2	61.4	1,075.0	149.5	391.8	1,720.9
Additions	13.8	0.1	75.8	32.1	86.6	208.4
New acquisitions	—	—	0.5	0.2	0.6	1.3
Disposals	(0.1)	(8.3)	(62.1)	(40.0)	(72.1)	(182.6)
Exchange adjustments	(16.9)	39.3	89.7	23.0	39.8	174.9
31 December 2022	40.0	92.5	1,178.9	164.8	446.7	1,922.9
Additions	3.5	3.3	88.3	17.1	65.0	177.2
New acquisitions	—	—	0.8	—	—	0.8
Disposals	—	—	(155.9)	(51.0)	(95.6)	(302.5)
Exchange adjustments	(31.6)	(61.5)	(51.0)	(11.5)	(26.3)	(181.9)
31 December 2023	11.9	34.3	1,061.1	119.4	389.8	1,616.5
Depreciation and impairment
1 January 2022	—	2.7	469.6	71.9	280.3	824.5
Charge for the year	—	0.7	74.0	26.5	65.7	166.9
Impairment charges included within restructuring costs	—	—	9.1	0.6	0.1	9.8
Disposals	—	(1.7)	(63.5)	(36.7)	(71.1)	(173.0)
Exchange adjustments	—	0.3	43.2	17.5	33.0	94.0
31 December 2022	—	2.0	532.4	79.8	308.0	922.2
Charge for the year	—	1.0	70.5	24.9	68.7	165.1
Impairment charges included within restructuring costs	—	—	52.2	2.7	0.9	55.8
Disposals	—	(0.2)	(144.9)	(48.4)	(94.1)	(287.6)
Exchange adjustments	—	(0.2)	(29.0)	(14.2)	(24.1)	(67.5)
31 December 2023	—	2.6	481.2	44.8	259.4	788.0
Net book value
31 December 2023	11.9	31.7	579.9	74.6	130.4	828.5
31 December 2022	40.0	90.5	646.5	85.0	138.7	1,000.7
1 January 2022	43.2	58.7	605.4	77.6	111.5	896.4
At 31 December 2023, capital commitments contracted, but not provided for in respect of property, plant and equipment, were £38.4 million (2022: £128.2 million).